Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		$ 293,528	$ 408,013
Investment expenses		4,957	9,082
Net investment income		288,571	398,931
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		231,972	334,931
Commercial Mortgage Loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		49,417	63,028
Cash And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		4,786	511
Other investment (loss) income
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		$ 7,353	$ 9,543
Predecessor
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 2,477			$ 11,568
Investment expenses	127			633
Net investment income	2,350			10,935
Predecessor | Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	2,461			11,545
Predecessor | Cash And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 16			$ 23